Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,386,000
Previously Paid Amount	0.00
Total Fee Amount	467.61
Total Offset Amount	0.00
Net Fee	467.61
Narrative - Max Aggregate Offering Price	$ 3,386,000
Final Prospectus	true